Related Party Transactions and Arrangements (Narrative) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	92,398,190	92,356,664
Limited partner units (in units)	90	90
Tax Depreciation Deduction | Advisor
Related Party Transaction [Line Items]
Excess depreciation deductions maximum	$ 10,000,000.0
American Realty Capital Healthcare II Special Limited Partnership, LLC | Special Limited Partner
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	8,888	8,888